J.P. Morgan Mortgage Trust 2022-7 ABS-15G

Exhibit 99.28

Customer Loan ID	Field Label	Bid Tape Field Value	Field Value	Discrepancy Comments
302319393	Original Note Balance	xxxxx	xxxxx	Note Amount Confirmed per Note. Source of tape value is unknown.
302319393	Original Loan to Value	0.750	0.690	LTV confirmed per file review. Source of tape value is unknown.
302319393	Original Combined Loan to Value	0.750	0.690	CLTV confirmed per file review. Source of tape value is unknown.
302319393	Total Debt to Income Ratio	16.860	31.350	Variance due to lender using unsupported income. DTI remains below 43% maximum allowed.
302319393	Original P&I Payment	xxxxx	xxxxx	P&I payment confirmed per Note. Source of tape value is unknown.
302319393	Appraised Value	xxxxx	xxxxx	Value confirmed per Appraisal. Source of tape value is unknown.